UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


           Report for the Calendar Year or Quarter End: March 31, 2003


                          Pamet Capital Management, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


222 Berkeley Street, 22nd Floor            Boston            MA            02116
--------------------------------------------------------------------------------
Business Address        (Street)           (City)          (State)         (Zip)


13F File Number: 028-10112
                ------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Name, Title and Telephone Number of Person Submitting Report:


Jason Price                  Chief Financial Officer                617-646-6100
--------------------------------------------------------------------------------
  (Name)                             (Title)                           (Phone)

Signature, Place and Date of Signing:


/s/ Jason Price
--------------------------------
222 Berkeley Street, 22nd Floor, Boston, MA 02116
5/15/2003


Report Type:

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE



Number of Other Included Managers:    1
                                  ----------

List of Other Included Managers: Abrams Capital, LLC
                                ----------------------

Form 13F Information Table Entry Total:   34
                                       --------

Form 13F Information Table Value Total: 181,765,000
                                       -------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          Pamet Capital Management, LLC

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 3/31/03



------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
AES Corp.                                   COM   00130H105    157    43400             43400              43400
AES Corp.                                   COM   00130H105   3463   956600            956600      1      956600
Altria Group, Inc.                          COM   02209S103    470    15700             15700              15700
Altria Group, Inc.                          COM   02209S103   6954   232100            232100      1      232100
Bay View Cap Corp.                          COM   07262L101    384    70500             70500              70500
Bay View Cap Corp.                          COM   07262L101   2341   429500            429500      1      429500
Berkshire Hathaway Inc.                    CL B   084670207    596      279               279                279
Berkshire Hathaway Inc.                    CL B   084670207   5486     2567              2567      1        2567
Berkshire Hathaway Inc.                    CL A   084670108   3828       60                60      1          60
BKF Capital Group Inc.                      COM   05548G102    473    29100             29100              29100
BKF Capital Group Inc.                      COM   05548G102   7470   459700            459700      1      459700
Block H&R Inc.                              COM   093671105   1110    26000             26000              26000
Block H&R Inc.                              COM   093671105  18233   427100            427100      1      427100
Citigroup Litigation                     *W EXP   172967127    234   246340            246340             246340
Citigroup Litigation                     *W EXP   172967127   3487  3670936           3670936      1     3670936
Coast Federal Litigation Contingent Trust RIGHT   19034Q110     71  1436684           1436684      1     1436684
Echostar Communications Corp.              CL A   278762109   3317   114850            114850             114850
Echostar Communications Corp.              CL A   278762109  49457  1712500           1712500      1     1712500
Erie Indty Co.                             CL A   29530P102   1390    38300             38300              38300
Erie Indty Co.                             CL A   29530P102  21702   597842            597842      1      597842
Intergraph Corp.                            COM   458683109    562    32400             32400              32400
Intergraph Corp.                            COM   458683109   8942   515700            515700      1      515700
International Speedway Corp.               CL A   460335201    708    17670             17670              17670
International Speedway Corp.               CL A   460335201  11182   279130            279130      1      279130
Juno Lighting, Inc.                         COM   482047206    353    30319             30319              30319
Juno Lighting, Inc.                         COM   482047206   5307   455527            455527      1      455527
Morgan Stanley Dean Witter & Co             COM   617446448    872    22750             22750              22750
Morgan Stanley Dean Witter & Co             COM   617446448  13682   356750            356750      1      356750
OPTI Inc.                                   COM   683960108     30    22500             22500              22500
OPTI Inc.                                   COM   683960108    532   393565            393565      1      393565
Safety Insurance Group Inc.                 COM   78648T100    249    19100             19100              19100
Safety Insurance Group Inc.                 COM   78648T100   3953   303356            303356      1      303356
Sierra Pacific Resources                    COM   826428104    286    90000             90000              90000
Sierra Pacific Resources                    COM   826428104   4484  1410000           1410000      1     1410000


*  Where shares are reported for "Other Managers" designated in Item 7, all of the information provided is with respect to such manager.

